Condensed Consolidated Balance Sheets Parenthetical - $ / shares	Sep. 30, 2021	Dec. 31, 2020
Redeemable common stock, par value (in USD per share)	$ 0.01	$ 0.01
Redeemable common stock, shares issued (in shares)	6,857,829	3,247,457
Redeemable stock, outstanding (in shares)	6,857,829	3,247,457
Preferred stock, par value (in USD per share)	$ 0.01	$ 0.01
Preferred stock, shares authorized (in shares)	100,000,000	100,000,000
Preferred stock, shares issued (in shares)	125	125
Preferred stock, shares outstanding (in shares)	125	125
Preferred stock, liquidation preference (in USD per share)	$ 500.00	$ 500.00
Class T Common Stock
Common stock, par value (in USD per share)	$ 0.01	$ 0.01
Common stock, shares authorized (in shares)	600,000,000	600,000,000
Common stock, shares issued (in shares)	91	0
Common stock, shares outstanding (in shares)	91	0
Class S Common Stock
Common stock, par value (in USD per share)	$ 0.01	$ 0.01
Common stock, shares authorized (in shares)	600,000,000	600,000,000
Common stock, shares issued (in shares)	91	0
Common stock, shares outstanding (in shares)	91	0
Class D Common Stock
Common stock, par value (in USD per share)	$ 0.01	$ 0.01
Common stock, shares authorized (in shares)	600,000,000	600,000,000
Common stock, shares issued (in shares)	91	0
Common stock, shares outstanding (in shares)	91	0
Class I Common Stock
Common stock, par value (in USD per share)	$ 0.01	$ 0.01
Common stock, shares authorized (in shares)	600,000,000	600,000,000
Common stock, shares issued (in shares)	499	0
Common stock, shares outstanding (in shares)	499	0
Class E Common Stock
Common stock, par value (in USD per share)	$ 0.01	$ 0.01
Common stock, shares authorized (in shares)	600,000,000	600,000,000
Common stock, shares issued (in shares)	958,831	0
Common stock, shares outstanding (in shares)	958,831	0
Class N Common Stock
Common stock, par value (in USD per share)	$ 0.01	$ 0.01
Common stock, shares authorized (in shares)	600,000,000	600,000,000
Common stock, shares issued (in shares)	738,701	361,374
Common stock, shares outstanding (in shares)	738,701	361,374